UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund:	Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit - 4.7%

Bank of America, NA, 2.30%, 5/04/09	$50,500	$50,500,000
Bank of America, NA, 2.45%, 5/19/09	20,000	20,000,000
Citibank, NA, 2.08%, 3/09/09	25,000	25,000,000
Citibank, NA, 1.50%, 3/17/09	40,000	40,000,000
Citibank, NA, 0.35%, 4/13/09	27,000	27,000,000
Citibank, NA, 1%, 4/27/09	75,000	75,000,000
State Street Bank & Trust Co., 0.45%, 3/16/09	30,000	30,000,000
US Bank, NA, 0.50%, 4/23/09	25,000	25,000,000

Total Certificates of Deposit		292,500,000

Certificates of Deposit - Yankee (a) - 30.5%

BNP Paribas, NY, 3.12%, 2/20/09	50,000	50,000,000
BNP Paribas, NY, 3.47%, 2/27/09	40,000	40,000,000
BNP Paribas, NY, 2.08%, 3/05/09	30,000	30,000,000
BNP Paribas, NY, 2.13%, 3/05/09	55,000	55,000,000
BNP Paribas, NY, 2.29%, 6/08/09	55,000	55,000,000
BNP Paribas, NY, 1.17%, 7/08/09	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 2.21%, 3/05/09	59,000	59,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 2.71%, 4/14/09	35,000	35,000,711
Banco Bilbao Vizcaya Argentaria SA, NY, 0.81%, 4/29/09	45,000	45,001,110
Banco Bilbao Vizcaya Argentaria SA, NY, 2.77%, 5/12/09	50,000	50,001,397
Banco Santander, NY, 3.70%, 2/24/09	97,000	97,000,000
Banco Santander, NY, 3.15%, 3/03/09	50,000	50,000,220
Banco Santander, NY, 2.78%, 5/12/09	50,000	50,000,000
Bank of Nova Scotia, NY, 2.05%, 2/09/09	30,000	30,000,000
Barclays Bank Plc, NY, 2%, 2/09/09	31,000	31,000,000
Barclays Bank Plc, NY, 1.85%, 2/11/09	25,299	25,299,000
DnB NOR Bank ASA, NY, 2.05%, 2/05/09	25,000	25,000,000
DnB NOR Bank ASA, NY, 1.90%, 2/09/09	15,000	15,000,000
Intesa SanPaolo SpA, NY, 1.85%, 3/10/09	20,250	20,250,000
Intesa SanPaolo SpA, NY, 1.45%, 3/11/09	14,100	14,100,000
Lloyd’s Bank Plc, NY, 2.08%, 3/05/09	29,000	29,000,000
Mizuho Corporate Bank, NY, 2%, 2/12/09	20,600	20,600,000
Mizuho Corporate Bank, NY, 1.50%, 2/17/09	40,000	40,000,000
Nordea Bank Finland Plc, 3.41%, 2/24/09	50,000	50,000,000
Rabobank Nederland NV, NY, 3.01%, 2/19/09	31,500	31,500,000
Rabobank Nederland NV, NY, 0.90%, 3/16/09	25,000	25,000,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	50,000	50,000,000
Royal Bank of Scotland, NY, 3.14%, 3/09/09	75,000	75,000,000
SanPaolo IMI SpA, NY, 2.24%, 3/03/09	40,000	40,000,000
SanPaolo IMI SpA, NY, 3.24%, 3/03/09	42,000	42,000,000
SanPaolo IMI SpA, NY, 1.30%, 3/16/09	45,000	45,000,000
SanPaolo IMI SpA, NY, 1.21%, 3/18/09	50,000	50,000,651
SanPaolo IMI SpA, NY, 2.85%, 5/12/09	50,000	50,000,000
Societe Generale, NY, 2.25%, 2/13/09	50,000	50,000,000
Societe Generale, NY, 2.20%, 2/18/09	75,000	75,000,000
Societe Generale, NY, 1.96%, 3/05/09	33,200	33,200,000
Societe Generale, NY, 1.60%, 6/17/09	15,000	15,000,000
Svenska Handelsbanken, NY, 2.96%, 2/03/09	50,000	50,000,055

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit - Yankee (a)

Svenska Handelsbanken, NY, 1.40%, 2/12/09	$40,000	$40,000,000
Svenska Handelsbanken, NY, 0.79%, 5/04/09	45,000	45,000,000
Toronto-Dominion Bank, NY, 3.03%, 2/11/09	13,950	13,950,000
Toronto-Dominion Bank, NY, 1.90%, 2/19/09	35,000	35,000,000
Toronto-Dominion Bank, NY, 2%, 2/20/09	67,000	67,000,000
Toronto-Dominion Bank, NY, 2.50%, 6/09/09	22,900	22,900,000
Toronto-Dominion Bank, NY, 2.42%, 6/11/09	37,550	37,550,000
UBS AG, Stamford, 1.40%, 3/31/09	47,000	47,000,000

Total Certificates of Deposit - Yankee		1,891,353,144

Commercial Paper - 53.4% (b)

Amstel Funding Corp., 0.375%, 2/12/09	50,000	49,993,229
Amstel Funding Corp., 1%, 3/05/09	26,500	26,474,972
Amstel Funding Corp., 1.25%, 3/09/09	21,000	20,972,292
Amstel Funding Corp., 1.25%, 3/16/09	12,196	12,176,944
Atlantis One Funding Corp., 0.45%, 3/19/09	15,000	14,991,000
Atlantis One Funding Corp., 0.45%, 3/23/09	7,000	6,995,450
Bank of America Corp., 2.96%, 3/12/09	65,000	64,780,878
Barton Capital Corp., 0.47%, 4/13/09	25,000	24,976,174
CAFCO, LLC, 1.60%, 2/09/09	23,000	22,989,778
CAFCO, LLC, 3.10%, 2/19/09	12,000	11,979,333
CAFCO, LLC, 3%, 2/20/09	20,000	19,965,000
CAFCO, LLC, 0.87%, 3/09/09	30,200	30,172,266
CAFCO, LLC, 0.41%, 4/02/09	40,500	40,471,402
CAFCO, LLC, 0.60%, 4/20/09	64,000	63,914,667
CAFCO, LLC, 0.80%, 4/23/09	64,000	63,881,956
CBA (Delaware) Finance, Inc., 0.70%, 4/08/09	40,000	39,947,111
CRC Funding, LLC, 1.78%, 2/02/09	105,000	104,984,425
CRC Funding, LLC, 1.95%, 2/06/09	75,000	74,971,562
CRC Funding, LLC, 1.62%, 2/13/09	30,000	29,981,100
CRC Funding, LLC, 0.80%, 4/24/09	12,000	11,977,600
Cancara Asset Securitization LLC, 2.10%, 2/02/09	20,000	19,996,500
Cancara Asset Securitization LLC, 0.90%, 2/20/09	50,000	49,973,750
Cancara Asset Securitization LLC, 0.63%, 3/16/09	30,000	29,976,375
Cancara Asset Securitization LLC, 0.67%, 3/20/09	75,000	74,931,604
Cancara Asset Securitization LLC, 0.93%, 4/01/09	45,000	44,929,087
Chariot Funding LLC, 0.30%, 2/20/09	50,000	49,991,250
Ciesco, LLC, 3.20%, 2/13/09	65,000	64,919,111
Ciesco, LLC, 3.10%, 2/18/09	35,000	34,942,736
Ciesco, LLC, 3.05%, 2/20/09	22,000	21,960,858
Ciesco, LLC, 0.50%, 4/20/09	35,000	34,961,111
Citigroup Funding Inc., 2.25%, 3/17/09	46,500	46,366,312
Clipper Receivables Co. LLC, 0.78%, 2/17/09	10,000	9,996,100
Clipper Receivables Co. LLC, 1.10%, 3/04/09	9,000	8,990,925
Danske Corp., 1.22%, 3/24/09	50,000	49,910,194
Danske Corp., 0.65%, 4/27/09	40,000	39,937,167
Dakota Notes Program, 0.55%, 2/02/09	20,000	19,999,083
Deutsche Bank Financial LLC, 0.20%, 2/02/09	25,000	24,999,583
DnB NOR Bank ASA, 1.35%, 3/23/09	50,000	49,902,500

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper (b)

Enterprise Funding Co. LLC, 1.45%, 2/02/09	$35,000	$34,995,771
Enterprise Funding Co. LLC, 0.65%, 4/23/09	33,000	32,950,546
Erasmus Capital Corp., 0.75%, 3/02/09	13,000	12,991,604
Galleon Capital LLC, 1.15%, 2/13/09	5,000	4,997,764
Gemini Securitization Corp., 0.53%, 3/02/09	30,000	29,986,308
Govco LLC, 1.65%, 2/06/09	50,000	49,983,958
Govco LLC, 0.35%, 3/19/09	15,000	14,993,000
Hewlett-Packard Co., 0.38%, 4/06/09	8,000	7,994,427
ING America Insurance Holdings, Inc., 1.15%, 4/23/09	29,000	28,923,110
ING U.S. Funding LLC, 2.60%, 2/02/09	40,000	39,991,333
ING U.S. Funding LLC, 1.35%, 3/19/09	65,000	64,883,000
ING U.S. Funding LLC, 1.32%, 3/20/09	60,000	59,892,200
ING U.S. Funding LLC, 0.85%, 4/16/09	25,000	24,955,139
JPMorgan Chase Funding, Inc., 1.65%, 3/02/09	43,000	42,938,904
Kitty Hawk Funding Corp., 2.25%, 2/03/09	50,000	49,987,500
Kitty Hawk Funding Corp., 0.43%, 2/25/09	20,000	19,993,789
LMA Americas LLC, 0.55%, 2/26/09	9,000	8,996,287
Liberty Street Funding LLC, 2.65%, 2/03/09	3,250	3,249,043
Liberty Street Funding LLC, 2.25%, 2/09/09	26,225	26,208,609
Liberty Street Funding LLC, 0.45% - 0.50%, 4/13/09	66,000	65,937,950
Lloyd’s TSB Group, 1.32%, 4/01/09	13,000	12,970,923
Mont Blanc Capital Corp., 0.45%, 2/17/09	6,000	5,998,650
Mont Blanc Capital Corp., 0.55%, 2/23/09	25,000	24,990,833
Mont Blanc Capital Corp., 0.95%, 3/18/09	40,000	39,950,389
Nieuw Amsterdam Receivables Corp., 3.05%, 2/05/09	10,000	9,994,917
Nieuw Amsterdam Receivables Corp., 3.05%, 2/06/09	15,000	14,991,104
Nieuw Amsterdam Receivables Corp., 3.05%, 3/02/09	26,000	25,931,714
Nordea North America, Inc., 2.11%, 2/24/09	50,000	49,926,736
Old Line Funding, LLC, 0.45%, 3/16/09	70,500	70,460,344
Prudential Funding LLC, 0.52%, 3/05/09	45,000	44,977,900
Prudential Funding LLC, 0.60%, 3/06/09	12,000	11,993,000
Prudential Funding LLC, 0.60%, 3/09/09	15,000	14,990,500
Rabobank USA Financial Corp., 0.40%, 3/24/09	125,000	124,926,389
Ranger Funding Co. LLC, 2.25%, 2/02/09	75,000	74,985,938
Ranger Funding Co. LLC, 2.25%, 2/04/09	6,000	5,998,125
Societe Generale North America, Inc., 2.16%, 2/26/09	15,000	14,975,700
Societe Generale North America, Inc., 0.62%, 4/14/09	5,000	4,993,628
Societe Generale North America, Inc., 1.39%, 7/07/09	35,000	34,786,481
Solitaire Funding LLC, 0.44% - 0.48%, 2/12/09	76,000	75,987,737
Solitaire Funding LLC, 0.46%, 2/17/09	50,000	49,988,500
Solitaire Funding LLC, 0.60%, 2/23/09	19,000	18,992,400
Tempo Finance Corp., 0.63%, 3/20/09	22,000	21,981,135
Ticonderoga Funding LLC, 0.45%, 2/18/09	39,000	38,990,737
Toyota Motor Credit Corp., 1.20%, 3/20/09	25,000	24,959,167
Toyota Motor Credit Corp., 1.15%, 4/14/09	30,000	29,929,083
Toyota Motor Credit Corp., 1.15%, 4/15/09	61,000	60,853,854
UBS Finance (Delaware), LLC, 0.96%, 2/02/09	20,000	19,998,400
UBS Finance (Delaware), LLC, 0.58%, 2/27/09	56,000	55,974,738

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper (b)

UBS Finance (Delaware), LLC, 1.40%, 4/03/09	$62,000	$61,848,100
UBS Finance (Delaware), LLC, 1.38%, 4/06/09	16,000	15,959,520
UBS Finance (Delaware), LLC, 1.30%, 4/30/09	75,000	74,756,250
Victory Receivables Corp., 0.55%, 2/12/09	25,000	24,995,035
Victory Receivables Corp., 0.50%, 3/18/09	25,000	24,983,681
Westpac Banking Corp., 1.90%, 2/25/09	60,000	59,917,667
Windmill Funding Corp., 1.58%, 2/05/09	10,000	9,997,367
Yorktown Capital, LLC, 0.65%, 4/23/09	17,556	17,529,690

Total Commercial Paper		3,313,617,959

Corporate Notes - 3.7%

Bank of Montreal, Chicago, 0.936%, 10/05/09 (c)(d)	48,750	48,750,000
HSBC USA, Inc., 1.56%, 10/15/09 (c)	8,895	8,895,000
ING Bank, NV, 2.473%, 8/24/09 (c)(d)	30,100	30,100,000
ING USA Global Funding Trust V, 2.029%, 9/18/09 (c)	14,475	14,475,000
Lloyd’s TSB Bank Plc, 2.806%, 8/07/09 (c)(d)	40,100	40,100,000
Nordea Bank AB, 1.509%, 10/23/09 (c)	36,900	36,900,000
US Bank, NA, 2.253%, 8/24/09 (c)	10,900	10,815,798
Wachovia Bank, NA, 1.825%, 8/04/09 (c)	30,100	30,100,000
Wells Fargo & Co., 1.668%, 9/23/09 (c)	11,150	11,066,559

Total Corporate Notes		231,202,357

Funding Agreements - 2.6%

Genworth Life Insurance Co., 0.806%, 6/08/09 (c)(e)	50,000	50,000,000
Jackson National Life Insurance Co., 0.948%, 5/01/09 (c)(e)	35,000	35,000,000
MetLife Insurance Co. of Connecticut, 0.648%, 3/03/09 (c)(e)	20,000	20,000,000
New York Life Insurance Co., 1.47%, 4/13/09 (c)(e)	54,055	54,055,000

Total Funding Agreements		159,055,000

US Government Agency & Instrumentality Obligations - 7.0%

Fannie Mae Discount Notes, 2%, 5/14/09 (b)	25,250	25,104,111
Fannie Mae Discount Notes, 1.30%, 6/22/09 (b)	36,000	35,814,100
Federal Home Loan Bank Variable Rate Notes, 1.345%, 3/20/09 (c)	28,750	28,753,601
Federal Home Loan Bank Variable Rate Notes, 0.291%, 8/13/09 (c)	30,400	30,400,000
Federal Home Loan Bank Variable Rate Notes, 0.248%, 8/14/09 (c)	44,640	44,637,601
Federal Home Loan Bank Variable Rate Notes, 0.873%, 2/15/10 (c)	34,720	34,720,000
Federal Home Loan Bank Variable Rate Notes, 1.248%, 7/09/10 (c)	64,770	64,751,298
Freddie Mac Variable Rate Notes, 1.331%, 9/25/09 (c)	84,025	84,008,889
Freddie Mac Variable Rate Notes, 0.339%, 9/28/09 (c)	51,000	50,991,654
Freddie Mac Variable Rate Notes, 1.06%, 7/14/10 (c)	38,000	37,980,736

Total US Government Agency & Instrumentality Obligations		437,161,990

Repurchase Agreements - 0.9%

Deutsche Bank Securities, Inc., purchased on 1/30/09 to yield 0.27% to 2/02/09, repurchase price of $54,533,425 collateralized by US Treasury Bond 0.23% due 3/19/09, Fannie Mae 7.125% due 1/15/30, and US Treasury Bond 6.25% due 5/15/30	54,411	54,411,000

Total Repurchase Agreements		54,411,000

Total Investments (Cost - $6,379,301,450*) - 102.8%		6,379,301,450
Liabilities in Excess of Other Assets - (2.8)%		(173,480,156)

Net Assets - 100.0%		$6,205,821,294

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Schedule of Investments January 31, 2009 (Unaudited)

*	Aggregate cost for federal income tax purposes.

(a)	Issuer is a branch of foreign domiciled bank.

(b)	The interest rates shown reflect discount rates paid at time of purchase.

(c)	Variable rate security. Rate is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted securities as to resale, representing 2.6% of net assets were as follows:

Issuer	Acquisition Date	Cost	Value

Genworth Life Insurance Co., 0.806%, 6/08/09	6/09/08	$50,000,000	$50,000,000
Jackson National Life Insurance Co., 0.948%, 5/01/09	5/01/08	35,000,000	35,000,000
MetLife Insurance Co. of Connecticut, 0.648%, 3/03/09	3/03/08	20,000,000	20,000,000
New York Life Insurance Co., 1.47%, 4/13/09	4/11/08	54,055,000	54,055,000

Total		$159,055,000	$159,055,000

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$6,379,301,450
Level 3	—

Total	$6,379,301,450

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: March 25, 2009